Note Investment Securities Available for Sale (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 6,073,005	$ 5,307,250
Gross Unrealized Gains	53,350	73,411
Gross Unrealized Losses	63,363	65,502
Investment securities available-for-sale, at fair value	$ 6,062,992	$ 5,315,159
Weighted Average Yield	2.07%	2.04%
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 24,861
Investment securities available-for-sale, at fair value	25,196
After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,129,225
Investment securities available-for-sale, at fair value	2,125,429
After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	318,105
Investment securities available-for-sale, at fair value	320,369
After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,599,464
Investment securities available-for-sale, at fair value	3,589,600
US Treasury Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,184,605	$ 698,003
Gross Unrealized Gains	722	2,226
Gross Unrealized Losses	1,999	75
Investment securities available-for-sale, at fair value	$ 1,183,328	$ 700,154
Weighted Average Yield	1.11%	1.14%
US Treasury Securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 24,861
Gross Unrealized Gains	335
Gross Unrealized Losses	0
Investment securities available-for-sale, at fair value	$ 25,196
Weighted Average Yield	4.31%
US Treasury Securities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,149,807	$ 698,003
Gross Unrealized Gains	365	2,226
Gross Unrealized Losses	1,999	75
Investment securities available-for-sale, at fair value	$ 1,148,173	$ 700,154
Weighted Average Yield	1.03%	1.14%
US Treasury Securities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9,937
Gross Unrealized Gains	22
Gross Unrealized Losses	0
Investment securities available-for-sale, at fair value	$ 9,959
Weighted Average Yield	1.99%
Obligations of U.S. Government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 943,069	$ 1,735,758
Gross Unrealized Gains	1,380	1,606
Gross Unrealized Losses	4,808	12,391
Investment securities available-for-sale, at fair value	$ 939,641	$ 1,724,973
Weighted Average Yield	1.38%	1.31%
Obligations of U.S. Government sponsored entities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 42,140
Gross Unrealized Gains		380
Gross Unrealized Losses		0
Investment securities available-for-sale, at fair value		$ 42,520
Weighted Average Yield		1.61%
Obligations of U.S. Government sponsored entities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 919,819	$ 1,603,245
Gross Unrealized Gains	1,337	1,168
Gross Unrealized Losses	4,808	9,936
Investment securities available-for-sale, at fair value	$ 916,348	$ 1,594,477
Weighted Average Yield	1.33%	1.26%
Obligations of U.S. Government sponsored entities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 250	$ 67,373
Gross Unrealized Gains	1	58
Gross Unrealized Losses	0	2,271
Investment securities available-for-sale, at fair value	$ 251	$ 65,160
Weighted Average Yield	5.64%	1.72%
Obligations of U.S. Government sponsored entities | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 23,000	$ 23,000
Gross Unrealized Gains	42	0
Gross Unrealized Losses	0	184
Investment securities available-for-sale, at fair value	$ 23,042	$ 22,816
Weighted Average Yield	3.22%	3.18%
Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 31,737	$ 75,164
Gross Unrealized Gains	0	97
Gross Unrealized Losses	9,378	13,549
Investment securities available-for-sale, at fair value	$ 22,359	$ 61,712
Weighted Average Yield	5.74%	6.04%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 2,765
Gross Unrealized Gains		17
Gross Unrealized Losses		0
Investment securities available-for-sale, at fair value		$ 2,782
Weighted Average Yield		3.83%
Obligations of Puerto Rico, States and political subdivisions | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 7,227	$ 1,024
Gross Unrealized Gains	0	38
Gross Unrealized Losses	199	0
Investment securities available-for-sale, at fair value	$ 7,028	$ 1,062
Weighted Average Yield	3.94%	8.40%
Obligations of Puerto Rico, States and political subdivisions | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,925	$ 22,552
Gross Unrealized Gains	0	2
Gross Unrealized Losses	2,200	2,331
Investment securities available-for-sale, at fair value	$ 3,725	$ 20,223
Weighted Average Yield	4.02%	5.82%
Obligations of Puerto Rico, States and political subdivisions | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 18,585	$ 48,823
Gross Unrealized Gains	0	40
Gross Unrealized Losses	6,979	11,218
Investment securities available-for-sale, at fair value	$ 11,606	$ 37,645
Weighted Average Yield	6.99%	6.22%
Collateralized Mortgage Obligations - Federal agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,584,693	$ 1,934,652
Gross Unrealized Gains	9,464	14,181
Gross Unrealized Losses	33,320	38,803
Investment securities available-for-sale, at fair value	$ 1,560,837	$ 1,910,030
Weighted Average Yield	2.02%	2.04%
Collateralized Mortgage Obligations - Federal agencies | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 21,446	$ 3,687
Gross Unrealized Gains	594	87
Gross Unrealized Losses	37	0
Investment securities available-for-sale, at fair value	$ 22,003	$ 3,774
Weighted Average Yield	2.81%	2.66%
Collateralized Mortgage Obligations - Federal agencies | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 44,585	$ 25,202
Gross Unrealized Gains	733	985
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	$ 45,318	$ 26,187
Weighted Average Yield	2.85%	2.93%
Collateralized Mortgage Obligations - Federal agencies | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,518,662	$ 1,905,763
Gross Unrealized Gains	8,137	13,109
Gross Unrealized Losses	33,283	38,803
Investment securities available-for-sale, at fair value	$ 1,493,516	$ 1,880,069
Weighted Average Yield	1.99%	2.03%
Mortgage Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,317,329	$ 851,088
Gross Unrealized Gains	40,692	53,958
Gross Unrealized Losses	13,825	684
Investment securities available-for-sale, at fair value	$ 2,344,196	$ 904,362
Weighted Average Yield	2.81%	3.88%
Mortgage Backed Securities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 22,015	$ 27,339
Gross Unrealized Gains	987	1,597
Gross Unrealized Losses	8	0
Investment securities available-for-sale, at fair value	$ 22,994	$ 28,936
Weighted Average Yield	4.65%	4.68%
Mortgage Backed Securities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 256,097	$ 147,182
Gross Unrealized Gains	4,866	7,314
Gross Unrealized Losses	1,197	1
Investment securities available-for-sale, at fair value	$ 259,766	$ 154,495
Weighted Average Yield	2.51%	3.51%
Mortgage Backed Securities | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,039,217	$ 676,567
Gross Unrealized Gains	34,839	45,047
Gross Unrealized Losses	12,620	683
Investment securities available-for-sale, at fair value	$ 2,061,436	$ 720,931
Weighted Average Yield	2.83%	3.93%
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,350	$ 1,351
Gross Unrealized Gains	1,053	1,271
Gross Unrealized Losses	5	0
Investment securities available-for-sale, at fair value	$ 2,398	$ 2,622
Weighted Average Yield	7.92%	5.03%
Other
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 10,222	$ 11,234
Gross Unrealized Gains	39	72
Gross Unrealized Losses	28	0
Investment securities available-for-sale, at fair value	$ 10,233	$ 11,306
Weighted Average Yield	1.95%	2.03%
Other | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,911	$ 9,277
Gross Unrealized Gains	0	10
Gross Unrealized Losses	28	0
Investment securities available-for-sale, at fair value	$ 8,883	$ 9,287
Weighted Average Yield	1.71%	1.69%
Other | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,311	$ 1,957
Gross Unrealized Gains	39	62
Gross Unrealized Losses	0	0
Investment securities available-for-sale, at fair value	$ 1,350	$ 2,019
Weighted Average Yield	3.62%	3.63%